UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22717
First Trust Exchange-Traded Fund VI
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust Dorsey Wright DALI Equity ETF
DALI | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust Dorsey Wright DALI Equity ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DALI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright DALI Equity ETF	$15(1)	0.30%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$111,144,010
Total number of portfolio holdings	8
Portfolio turnover rate	27%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust Small Cap Growth AlphaDEX® Fund	18.2%
First Trust Large Cap Growth AlphaDEX® Fund	18.0%
First Trust Dow Jones Internet Index Fund	14.1%
First Trust Financials AlphaDEX® Fund	12.8%
First Trust Industrials/Producer Durables AlphaDEX® Fund	12.8%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	12.3%
First Trust Utilities AlphaDEX® Fund	11.7%
Dreyfus Government Cash Management Fund, Institutional Shares, Class I	0.1%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DALI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq Dorsey Wright DALI EquityTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Dorsey Wright DALI Equity ETF (DALI)

First Trust Small Cap BuyWrite Income ETF
FTKI | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust Small Cap BuyWrite Income ETF (the “Fund”) for the period of February 26, 2025 (commencement of investment operations) to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTKI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Small Cap BuyWrite Income ETF	$29(1)	0.85%(2)
(1)	The Fund commenced investment operations on February 26, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$938,335
Total number of portfolio holdings	234
Portfolio turnover rate	63%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Argan, Inc.	1.2%
Integer Holdings Corp.	1.2%
AGNC Investment Corp.	1.2%
Bentley Systems, Inc., Class B	1.1%
Agree Realty Corp.	1.1%
Monarch Casino & Resort, Inc.	1.1%
CareTrust REIT, Inc.	1.0%
Graco, Inc.	1.0%
AptarGroup, Inc.	1.0%
Stride, Inc.	1.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTKI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Small Cap BuyWrite Income ETF (FTKI)

First Trust BuyWrite Income ETF
FTHI | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust BuyWrite Income ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTHI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust BuyWrite Income ETF	$38	0.75%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$1,372,041,383
Total number of portfolio holdings	223
Portfolio turnover rate	32%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.6%
Apple, Inc.	5.5%
Amazon.com, Inc.	3.3%
Meta Platforms, Inc., Class A	3.1%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class A	1.7%
JPMorgan Chase & Co.	1.6%
Alphabet, Inc., Class C	1.4%
CME Group, Inc.	1.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTHI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust BuyWrite Income ETF (FTHI)

First Trust Nasdaq BuyWrite Income ETF
FTQI | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust Nasdaq BuyWrite Income ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTQI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq BuyWrite Income ETF	$37	0.75%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$625,904,790
Total number of portfolio holdings	194
Portfolio turnover rate	38%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Microsoft Corp.	7.4%
NVIDIA Corp.	7.1%
Apple, Inc.	6.9%
Broadcom, Inc.	4.5%
Meta Platforms, Inc., Class A	4.3%
Amazon.com, Inc.	4.1%
Netflix, Inc.	3.4%
Advanced Micro Devices, Inc.	2.9%
Tesla, Inc.	2.9%
Costco Wholesale Corp.	2.6%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTQI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Nasdaq BuyWrite Income ETF (FTQI)

(b)       Not applicable.

Item 2. Code of Ethics.

The First Trust Exchange-Traded Fund VI (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the semi-annual financial statement(s) required, and for the periods specified, by Regulation S-X.

Semi-Annual Financial Statements and Other Information
For the Period Ended June 30, 2025

First Trust Exchange-Traded Fund VI

First Trust Dorsey Wright DALI Equity ETF (DALI) (formerly known as First Trust Dorsey Wright DALI 1 ETF)
First Trust Small Cap BuyWrite Income ETF (FTKI)

Table of Contents
First Trust Exchange-Traded Fund VI
Semi-Annual Financial Statements and Other Information
June 30, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Dorsey Wright DALI Equity ETF (DALI)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
58,199	First Trust Dow Jones Internet Index Fund (b)	$15,674,737
253,960	First Trust Financials AlphaDEX® Fund	14,236,998
191,565	First Trust Industrials/Producer Durables AlphaDEX® Fund	14,217,954
132,255	First Trust Large Cap Growth AlphaDEX® Fund	19,966,537
138,212	First Trust NASDAQ-100 Ex- Technology Sector Index Fund	13,655,346
254,884	First Trust Small Cap Growth AlphaDEX® Fund	20,283,669
307,891	First Trust Utilities AlphaDEX® Fund	13,048,420
	Total Exchange-Traded Funds	111,083,661
	(Cost $92,415,660)
MONEY MARKET FUNDS — 0.1%
87,258	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (c)	87,258
	(Cost $87,258)

	Total Investments — 100.0%	111,170,919
	(Cost $92,502,918)
	Net Other Assets and Liabilities — (0.0)%	(26,909)
	Net Assets — 100.0%	$111,144,010

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of June 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 111,083,661	$ 111,083,661	$ —	$ —
Money Market Funds	87,258	87,258	—	—
Total Investments	$111,170,919	$111,170,919	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 102.6%
	Aerospace & Defense — 0.9%
81	Cadre Holdings, Inc.	$2,580
129	Leonardo DRS, Inc. (a)	5,996
		8,576
	Automobile Components — 1.3%
32	Dorman Products, Inc. (b)	3,925
301	Garrett Motion, Inc.	3,164
60	Mobileye Global, Inc., Class A (b)	1,079
638	QuantumScape Corp. (a) (b)	4,287
		12,455
	Banks — 9.0%
36	Ameris Bancorp	2,329
85	Associated Banc-Corp.	2,073
73	Axos Financial, Inc. (a) (b)	5,551
93	Bank of Hawaii Corp. (a)	6,280
34	Bank of NT Butterfield & Son (The) Ltd.	1,506
45	Banner Corp.	2,887
75	Cathay General Bancorp	3,415
13	City Holding Co.	1,591
111	Commerce Bancshares, Inc. (a)	6,901
46	Community Financial System, Inc.	2,616
13	Cullen/Frost Bankers, Inc.	1,671
58	Customers Bancorp, Inc. (b)	3,407
146	CVB Financial Corp.	2,889
48	Enterprise Financial Services Corp.	2,645
35	First Bancorp	1,543
81	First Financial Bancorp	1,965
103	First Financial Bankshares, Inc.	3,706
67	Hancock Whitney Corp.	3,846
203	Home BancShares, Inc. (a)	5,777
13	Nicolet Bankshares, Inc.	1,605
118	Provident Financial Services, Inc.	2,069
138	Simmons First National Corp., Class A	2,616
40	SouthState Corp. (a)	3,681
49	Stock Yards Bancorp, Inc.	3,870
17	UMB Financial Corp. (a)	1,788
164	United Bankshares, Inc. (a)	5,975
		84,202
	Beverages — 0.3%
89	Primo Brands Corp.	2,636
	Biotechnology — 2.4%
199	Catalyst Pharmaceuticals, Inc. (a) (b)	4,318
39	Exelixis, Inc. (a) (b)	1,719
58	Immunocore Holdings PLC, ADR (b)	1,820
66	Insmed, Inc. (a) (b)	6,642
30	Mirum Pharmaceuticals, Inc. (b)	1,527
15	Rhythm Pharmaceuticals, Inc. (b)	948
31	Scholar Rock Holding Corp. (b)	1,098
See Notes to Financial Statements

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Biotechnology (Continued)
188	Summit Therapeutics, Inc. (a) (b)	$4,001
3	United Therapeutics Corp. (b)	862
		22,935
	Broadline Retail — 0.4%
76	Etsy, Inc. (b)	3,812
	Building Products — 0.9%
11	Advanced Drainage Systems, Inc.	1,263
24	CSW Industrials, Inc. (a)	6,884
		8,147
	Capital Markets — 3.4%
16	Affiliated Managers Group, Inc.	3,148
64	Donnelley Financial Solutions, Inc. (b)	3,946
161	Federated Hermes, Inc. (a)	7,136
24	Hamilton Lane, Inc., Class A	3,411
62	StepStone Group, Inc., Class A	3,441
32	StoneX Group, Inc. (b)	2,916
18	Tradeweb Markets, Inc., Class A	2,635
68	UBS Group AG	2,300
44	Victory Capital Holdings, Inc., Class A	2,801
		31,734
	Chemicals — 0.5%
4	NewMarket Corp.	2,763
36	Nutrien Ltd.	2,097
		4,860
	Commercial Services & Supplies — 4.6%
38	Brady Corp., Class A	2,583
255	BrightView Holdings, Inc. (b)	4,246
11	Casella Waste Systems, Inc., Class A (b)	1,269
40	Clean Harbors, Inc. (a) (b)	9,247
209	CoreCivic, Inc. (a) (b)	4,404
170	Driven Brands Holdings, Inc. (b)	2,985
71	HNI Corp.	3,492
259	Montrose Environmental Group, Inc. (a) (b)	5,669
179	OPENLANE, Inc. (a) (b)	4,376
129	Tetra Tech, Inc. (a)	4,639
		42,910
	Communications Equipment — 1.4%
97	Lumentum Holdings, Inc. (a) (b)	9,221
173	NetScout Systems, Inc. (a) (b)	4,292
		13,513
	Construction & Engineering — 3.1%
53	Argan, Inc. (a)	11,685
96	Granite Construction, Inc. (a)	8,977
46	MYR Group, Inc. (a) (b)	8,347
		29,009
See Notes to Financial Statements

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Consumer Finance — 1.2%
60	FirstCash Holdings, Inc. (a)	$8,108
23	Nelnet, Inc., Class A	2,786
		10,894
	Consumer Staples Distribution & Retail — 1.6%
107	Natural Grocers by Vitamin Cottage, Inc. (a)	4,200
27	PriceSmart, Inc.	2,836
19	Sprouts Farmers Market, Inc. (b)	3,128
70	US Foods Holding Corp. (a) (b)	5,391
		15,555
	Containers & Packaging — 1.3%
61	AptarGroup, Inc. (a)	9,542
27	Crown Holdings, Inc.	2,781
		12,323
	Diversified Consumer Services — 1.7%
13	Bright Horizons Family Solutions, Inc. (b)	1,607
147	Perdoceo Education Corp. (a)	4,805
64	Stride, Inc. (a) (b)	9,292
		15,704
	Diversified REITs — 1.0%
287	Broadstone Net Lease, Inc. (a)	4,606
138	Essential Properties Realty Trust, Inc. (a)	4,404
		9,010
	Electric Utilities — 2.0%
304	Hawaiian Electric Industries, Inc. (b)	3,231
147	OGE Energy Corp. (a)	6,524
220	Portland General Electric Co. (a)	8,939
		18,694
	Electrical Equipment — 0.6%
82	Atkore, Inc. (a)	5,785
	Electronic Equipment, Instruments & Components — 3.9%
24	Arrow Electronics, Inc. (b)	3,058
15	Badger Meter, Inc.	3,674
68	ePlus, Inc. (a) (b)	4,903
130	Flex Ltd. (a) (b)	6,490
60	IPG Photonics Corp. (a) (b)	4,119
19	Itron, Inc. (b)	2,501
187	Knowles Corp. (b)	3,295
59	Sanmina Corp. (a) (b)	5,772
79	ScanSource, Inc. (b)	3,303
		37,115
	Energy Equipment & Services — 0.4%
123	TechnipFMC PLC (a)	4,236
	Entertainment — 1.3%
280	Cinemark Holdings, Inc. (a)	8,450
34	Liberty Media Corp.-Liberty Formula One, Class C (b)	3,553
		12,003
	Financial Services — 2.6%
48	Essent Group Ltd.	2,915
See Notes to Financial Statements

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Financial Services (Continued)
58	Jackson Financial, Inc., Class A (a)	$5,150
98	MGIC Investment Corp.	2,728
42	Mr. Cooper Group, Inc. (a) (b)	6,267
75	NMI Holdings, Inc. (b)	3,164
116	Radian Group, Inc.	4,179
		24,403
	Food Products — 0.9%
60	Cal-Maine Foods, Inc. (a)	5,978
19	Ingredion, Inc.	2,577
		8,555
	Gas Utilities — 0.7%
90	Spire, Inc. (a)	6,569
	Health Care Equipment & Supplies — 1.7%
59	DENTSPLY SIRONA, Inc.	937
92	Integer Holdings Corp. (a) (b)	11,313
70	Novocure Ltd. (b)	1,246
16	TransMedics Group, Inc. (b)	2,144
		15,640
	Health Care Providers & Services — 4.1%
46	Addus HomeCare Corp. (a) (b)	5,299
44	CorVel Corp. (a) (b)	4,522
55	Encompass Health Corp. (a)	6,745
40	Ensign Group (The), Inc. (a)	6,170
411	Owens & Minor, Inc. (b)	3,740
163	Premier, Inc., Class A	3,575
368	Progyny, Inc. (a) (b)	8,096
		38,147
	Health Care REITs — 2.9%
320	CareTrust REIT, Inc. (a)	9,792
435	Healthcare Realty Trust, Inc. (a)	6,899
44	National Health Investors, Inc.	3,085
146	Omega Healthcare Investors, Inc. (a)	5,351
120	Sabra Health Care REIT, Inc.	2,213
		27,340
	Health Care Technology — 0.6%
151	Waystar Holding Corp. (a) (b)	6,171
	Hotel & Resort REITs — 0.3%
32	Ryman Hospitality Properties, Inc.	3,157
	Hotels, Restaurants & Leisure — 2.3%
112	Hilton Grand Vacations, Inc. (a) (b)	4,651
117	Monarch Casino & Resort, Inc. (a)	10,114
60	Planet Fitness, Inc., Class A (a) (b)	6,543
		21,308
	Household Durables — 1.7%
60	Green Brick Partners, Inc. (b)	3,773
27	KB Home (a)	1,430
55	M/I Homes, Inc. (a) (b)	6,167
See Notes to Financial Statements

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables (Continued)
16	Toll Brothers, Inc.	$1,826
10	TopBuild Corp. (b)	3,237
		16,433
	Household Products — 0.3%
13	WD-40 Co.	2,965
	Industrial REITs — 0.5%
124	STAG Industrial, Inc. (a)	4,499
	Insurance — 4.5%
27	Axis Capital Holdings Ltd.	2,803
54	CNA Financial Corp.	2,513
513	Genworth Financial, Inc. (b)	3,991
14	Hanover Insurance Group (The), Inc.	2,378
62	Horace Mann Educators Corp.	2,664
126	Lemonade, Inc. (a) (b)	5,520
227	Oscar Health, Inc., Class A (a) (b)	4,867
21	Palomar Holdings, Inc. (b)	3,239
41	Root, Inc., Class A (a) (b)	5,247
32	Selective Insurance Group, Inc.	2,773
183	SiriusPoint Ltd. (b)	3,731
49	Skyward Specialty Insurance Group, Inc. (b)	2,832
		42,558
	Interactive Media & Services — 0.5%
129	Yelp, Inc. (a) (b)	4,421
	IT Services — 0.3%
29	Amdocs Ltd.	2,646
	Leisure Products — 0.4%
47	Acushnet Holdings Corp.	3,423
	Life Sciences Tools & Services — 0.5%
94	QIAGEN N.V. (a)	4,518
	Machinery — 4.5%
14	Alamo Group, Inc.	3,057
205	CNH Industrial N.V.	2,657
107	Enerpac Tool Group Corp. (a)	4,340
260	Gates Industrial Corp. PLC (a) (b)	5,988
112	Graco, Inc. (a)	9,629
10	ITT, Inc.	1,568
195	Kennametal, Inc. (a)	4,477
25	Lindsay Corp.	3,606
88	Terex Corp. (a)	4,109
13	Watts Water Technologies, Inc., Class A	3,197
		42,628
	Marine Transportation — 0.3%
195	Genco Shipping & Trading Ltd.	2,549
	Media — 0.8%
17	Nexstar Media Group, Inc.	2,940
269	TEGNA, Inc. (a)	4,509
		7,449
See Notes to Financial Statements

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining — 0.8%
36	Kaiser Aluminum Corp.	$2,877
8	Reliance, Inc.	2,511
11	Royal Gold, Inc.	1,956
		7,344
	Mortgage REITs — 1.4%
1,217	AGNC Investment Corp. (a)	11,184
181	Rithm Capital Corp.	2,044
		13,228
	Multi-Utilities — 0.7%
169	Avista Corp. (a)	6,414
	Office REITs — 0.2%
49	Highwoods Properties, Inc.	1,523
	Oil, Gas & Consumable Fuels — 3.4%
18	Cheniere Energy, Inc. (a)	4,383
68	CNX Resources Corp. (b)	2,290
238	Comstock Resources, Inc. (a) (b)	6,585
201	CVR Energy, Inc. (a)	5,397
166	Dorian LPG Ltd.	4,047
72	HF Sinclair Corp.	2,958
207	Peabody Energy Corp.	2,778
91	Teekay Tankers Ltd., Class A (a)	3,797
		32,235
	Passenger Airlines — 0.7%
61	SkyWest, Inc. (a) (b)	6,281
	Pharmaceuticals — 3.1%
326	Amphastar Pharmaceuticals, Inc. (a) (b)	7,485
132	Collegium Pharmaceutical, Inc. (b)	3,903
239	Haleon PLC, ADR	2,479
169	Innoviva, Inc. (b)	3,395
35	Novartis AG, ADR (a)	4,235
30	Prestige Consumer Healthcare, Inc. (b)	2,396
57	Verona Pharma PLC, ADR (a) (b)	5,391
		29,284
	Professional Services — 3.8%
25	Booz Allen Hamilton Holding Corp.	2,603
85	Heidrick & Struggles International, Inc.	3,890
30	Huron Consulting Group, Inc. (a) (b)	4,126
52	Korn Ferry	3,813
535	Legalzoom.com, Inc. (a) (b)	4,767
50	Maximus, Inc.	3,510
37	Paylocity Holding Corp. (a) (b)	6,704
68	TriNet Group, Inc. (a)	4,974
13	UL Solutions, Inc., Class A	947
		35,334
	Residential REITs — 0.8%
221	American Homes 4 Rent, Class A (a)	7,971
	Retail REITs — 1.6%
145	Agree Realty Corp. (a)	10,594
See Notes to Financial Statements

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Retail REITs (Continued)
88	InvenTrust Properties Corp.	$2,411
78	Kite Realty Group Trust	1,767
		14,772
	Software — 7.9%
199	Bentley Systems, Inc., Class B (a)	10,740
105	BlackLine, Inc. (a) (b)	5,945
254	Box, Inc., Class A (a) (b)	8,679
6	Check Point Software Technologies Ltd. (b)	1,327
210	Clear Secure, Inc., Class A (a)	5,830
178	Dropbox, Inc., Class A (a) (b)	5,091
170	Five9, Inc. (a) (b)	4,502
33	InterDigital, Inc. (a)	7,399
99	Progress Software Corp. (a)	6,320
41	Qualys, Inc. (a) (b)	5,858
210	Rapid7, Inc. (a) (b)	4,857
36	RingCentral, Inc., Class A (b)	1,021
39	SPS Commerce, Inc. (a) (b)	5,307
11	Zoom Communications, Inc. (b)	858
		73,734
	Specialized REITs — 0.6%
18	EPR Properties	1,049
172	Four Corners Property Trust, Inc. (a)	4,628
		5,677
	Specialty Retail — 0.9%
72	Chewy, Inc., Class A (b)	3,069
6	Group 1 Automotive, Inc.	2,620
7	Winmark Corp.	2,643
		8,332
	Textiles, Apparel & Luxury Goods — 0.7%
73	Kontoor Brands, Inc. (a)	4,816
275	Under Armour, Inc., Class A (b)	1,878
		6,694
	Trading Companies & Distributors — 1.7%
33	AerCap Holdings N.V.	3,861
29	FTAI Aviation Ltd. (a)	3,336
61	GMS, Inc. (a) (b)	6,634
100	QXO, Inc. (b)	2,154
		15,985
	Wireless Telecommunication Services — 0.7%
303	America Movil S.A.B. de C.V., ADR (a)	5,436
16	United States Cellular Corp. (b)	1,023
		6,459
	Total Investments — 102.6%	962,754
	(Cost $898,478)

See Notes to Financial Statements

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (2.8)%
	Call Options Written — (2.8)%
(5)	iShares Russell 2000 ETF	$(107,895)	$210.00	07/18/25	$(4,155)
(13)	iShares Russell 2000 ETF	(280,527)	211.00	07/18/25	(9,841)
(7)	iShares Russell 2000 ETF	(151,053)	212.00	07/18/25	(4,746)
(4)	iShares Russell 2000 ETF	(86,316)	213.00	07/18/25	(2,412)
(5)	iShares Russell 2000 ETF	(107,895)	212.00	08/15/25	(4,840)
	Total Written Options				(25,994)
	(Premiums received $18,488)
	Net Other Assets and Liabilities — 0.2%				1,575
	Net Assets — 100.0%				$938,335

(a)	All or a portion of this security is pledged as collateral for the options written. At June 30, 2025, the value of these securities amounts to $457,390.
(b)	Non-income producing security.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$962,754	$962,754	$—	$—

LIABILITIES TABLE
	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(25,994)	$(25,994)	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	First Trust Dorsey Wright DALI Equity ETF (DALI)	First Trust Small Cap BuyWrite Income ETF (FTKI)
ASSETS:
Investments, at value - Affiliated	$111,083,661	$—
Investments, at value - Unaffiliated	87,258	962,754
Total investments, at value	111,170,919	962,754
Cash segregated as collateral	—	7,832
Dividends receivable	61	2,303
Total Assets	111,170,980	972,889

LIABILITIES:
Options contracts written, at value	—	25,994
Due to custodian	—	6,934
Due to broker	—	974
Investment advisory fees payable	26,970	652
Total Liabilities	26,970	34,554
NET ASSETS	$111,144,010	$938,335

NET ASSETS consist of:
Paid-in capital	$128,058,357	$998,655
Par value	42,000	500
Accumulated distributable earnings (loss)	(16,956,347)	(60,820)
NET ASSETS	$111,144,010	$938,335
NET ASSET VALUE, per share	$26.46	$18.77
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	4,200,002	50,002
Investments, at cost - Affiliated	$92,415,660	$—
Investments, at cost - Unaffiliated	$87,258	$898,478
Total investments, at cost	$92,502,918	$898,478
Premiums received on options contracts written	$—	$18,488
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Period Ended June 30, 2025 (Unaudited)

	First Trust Dorsey Wright DALI Equity ETF (DALI)	First Trust Small Cap BuyWrite Income ETF (FTKI) (a)
INVESTMENT INCOME:
Dividends - Affiliated	$307,398	$—
Dividends - Unaffiliated	767	7,013
Total investment income	308,165	7,013

EXPENSES:
Investment advisory fees	159,006	2,696
Total expenses	159,006	2,696
NET INVESTMENT INCOME (LOSS)	149,159	4,317

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Affiliated	(931,920)	—
Investments - Unaffiliated	—	(80,555)
In-kind redemptions - Affiliated	444,729	—
Written options contracts	—	(12,703)
Foreign currency transactions	—	2
Net realized gain (loss)	(487,191)	(93,256)
Net change in unrealized appreciation (depreciation) on:
Investments - Affiliated	3,276,009	—
Investments - Unaffiliated	—	64,276
Written options contracts	—	(7,506)
Net change in unrealized appreciation (depreciation)	3,276,009	56,770
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,788,818	(36,486)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,937,977	$(32,169)

(a)	Inception date is February 26, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets

	First Trust Dorsey Wright DALI Equity ETF (DALI)		First Trust Small Cap BuyWrite Income ETF (FTKI)
	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024	Period Ended 6/30/2025 (a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$149,159	$182,716	$4,317
Net realized gain (loss)	(487,191)	(3,319,820)	(93,256)
Net change in unrealized appreciation (depreciation)	3,276,009	23,510,190	56,770
Net increase (decrease) in net assets resulting from operations	2,937,977	20,373,086	(32,169)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(163,200)	(204,120)	(28,651)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,426,857	2,351,035	999,155
Cost of shares redeemed	(2,597,175)	(29,379,112)	—
Net increase (decrease) in net assets resulting from shareholder transactions	(170,318)	(27,028,077)	999,155
Total increase (decrease) in net assets	2,604,459	(6,859,111)	938,335

NET ASSETS:
Beginning of period	108,539,551	115,398,662	—
End of period	$111,144,010	$108,539,551	$938,335

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	4,200,002	5,350,002	—
Shares sold	100,000	100,000	50,002
Shares redeemed	(100,000)	(1,250,000)	—
Shares outstanding, end of period	4,200,002	4,200,002	50,002

(a)	Inception date is February 26, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
First Trust Dorsey Wright DALI Equity ETF (DALI)

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$25.84	$21.57	$24.22	$26.55	$21.73	$21.07
Income from investment operations:
Net investment income (loss)	0.04 (a)	0.04 (a)	0.71 (a)	0.13	0.03	0.27
Net realized and unrealized gain (loss)	0.62	4.28	(2.62)	(2.34)	4.82	0.66
Total from investment operations	0.66	4.32	(1.91)	(2.21)	4.85	0.93
Distributions paid to shareholders from:
Net investment income	(0.04)	(0.05)	(0.74)	(0.12)	(0.03)	(0.27)
Net asset value, end of period	$26.46	$25.84	$21.57	$24.22	$26.55	$21.73
Total return (b)	2.55%	20.02%	(8.23)%	(8.31)%	22.32%	4.73%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$111,144	$108,540	$115,399	$135,642	$126,128	$60,853
Ratio of total expenses to average net assets (c)	0.30% (d)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets (c)	0.28% (d)	0.17%	2.88%	0.51%	0.14%	0.88%
Portfolio turnover rate (e)	27%	123%	236% (f)	186% (f)	31%	144%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(f)	The variation in the portfolio turnover rate is due to the Fund’s underlying index reconstitution which resulted in a complete change of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout the period
First Trust Small Cap BuyWrite Income ETF (FTKI)

Period Ended 6/30/2025 (a) (Unaudited)

Net asset value, beginning of period	$19.98
Income from investment operations:
Net investment income (loss) (b)	0.09
Net realized and unrealized gain (loss)	(0.73)
Total from investment operations	(0.64)
Distributions paid to shareholders from:
Net investment income	(0.57)
Net asset value, end of period	$18.77
Total return (c)	(3.12)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$938
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	1.36% (d)
Portfolio turnover rate (e)	63%

(a)	Inception date is February 26, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
June 30, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the two funds (each a “Fund” and collectively, the “Funds”) listed below:

First Trust Dorsey Wright DALI Equity ETF – (Nasdaq, Inc. ticker “DALI”)
First Trust Small Cap BuyWrite Income ETF – (NYSE Arca, Inc. ticker “FTKI”)(1)

(1)	Commenced investment operations on February 26, 2025.
DALI is a diversified series of the Trust, and FTKI is a non-diversified series of the Trust.
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
DALI seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Nasdaq Dorsey Wright DALI EquityTM Index* (the “Index”). Under normal conditions, the Fund will invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Index consists exclusively of U.S.-listed exchange-traded funds (“ETFs”) and other exchange-traded products. Certain ETFs in which the Fund invests may be advised by First Trust Advisors L.P. (“First Trust” or the “Advisor”), the Fund’s investment advisor.
* Effective March 31, 2025, Nasdaq, Inc., the Fund’s Index Provider, changed the name of the Nasdaq Dorsey Wright DALI 1TM Index to the Nasdaq Dorsey Wright DALI EquityTM Index in connection with an update to the index’s methodology.
FTKI’s primary investment objective is to provide current income. FTKI’s secondary investment objective is to provide capital appreciation.Under normal market conditions, FTKI will pursue its investment objectives by investing primarily in small cap equity securities listed on U.S. exchanges and by utilizing a buy-write “option strategy” consisting of writing (selling) U.S. exchange-traded call options on the Russell 2000® Index (the “Russell 2000® Index”) or small cap equity exchange-traded funds.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor’s Pricing Committee in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2025 (Unaudited)
ETFs and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Options contracts traded in the over-the-counter market may be valued as follows, depending on the market in which the investment trades: (1) the mean of the most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2025 (Unaudited)
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of June 30, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
C. Options Contracts
FTKI may write (sell) U.S. exchange-traded call options on the Russell 2000® Index, to hedge against changes in the value of equities. Additionally, FTKI seeks to generate additional income, in the form of premiums received, from writing (selling) the options. FTKI may write (sell) call options (“options”) on all or a portion of the equity securities held in their respective portfolios and on securities indices in its portfolio as determined to be appropriate by the Advisor, consistent with its investment objectives. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in “Options written, at value” on the Statements of Assets and Liabilities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options’ expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.
Options written (sold) by FTKI will either be exercised, expire, or be canceled pursuant to a closing transaction. If an index option written (sold) by the Fund is exercised, the Fund would be obligated to deliver cash equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the price of the index is less than the option’s strike price, the index option will likely expire without being exercised. In the case of a stock option, if the price of the underlying equity security exceeds the option’s exercise price, it is likely that the option holder will exercise the option. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option’s strike price, the option will likely expire without being exercised. The option premium received by each Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. Gain or loss on options is presented separately as “Net realized gain (loss) on written options contracts” on the Statements of Operations.
The index options that FTKI writes (sells) give the option holder the right, but not the obligation, to receive an amount of cash based on the difference between the closing level of the stock index and the exercise price on or prior to the option’s expiration date. The stock options that FTKI writes (sells) give the option holder the right, but not the obligation, to purchase securities from the Fund at the strike price on or prior to the option’s expiration date. The ability to successfully implement the writing (selling) of call or put options depends on the ability of the Advisor to predict pertinent market movements, which cannot be assured. As the writer (seller) of a call option, FTKI foregos, during the option’s life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2025 (Unaudited)
Restricted cash segregated as collateral for options contracts in the amount of $7,832 for FTKI, is shown as “Cash segregated as collateral” on the Statements of Assets and Liabilities.
D. Affiliated Transactions
DALI invests in securities of affiliated funds. DALI’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.
Amounts relating to investments in affiliated funds in DALI at June 30, 2025, and for the six months then ended are as follows:

Security Name	Shares at 6/30/2025	Value at 12/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2025	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	—	$13,917,683	$343,905	$(12,720,392)	$(1,529,723)	$(11,473)	$—	$31,050
First Trust Dow Jones Internet Index Fund	58,199	14,113,343	759,006	(747,492)	1,473,763	76,117	15,674,737	—
First Trust Financials AlphaDEX® Fund	253,960	14,042,567	687,959	(994,562)	514,298	(13,264)	14,236,998	125,236
First Trust Industrials/Producer Durables AlphaDEX® Fund	191,565	13,659,932	1,002,647	(381,233)	(100,058)	36,666	14,217,954	44,305
First Trust Large Cap Growth AlphaDEX® Fund	132,255	19,187,579	523,462	(1,469,268)	1,514,041	210,723	19,966,537	20,907
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	138,212	—	12,756,305	(363,234)	1,234,646	27,629	13,655,346	22,461
First Trust NASDAQ-100- Technology Sector Index Fund	—	13,930,649	355,857	(12,448,376)	(925,933)	(912,197)	—	629
First Trust Small Cap Growth AlphaDEX® Fund	254,884	19,411,004	1,143,453	(962,269)	570,534	120,947	20,283,669	—
First Trust Utilities AlphaDEX® Fund	307,891	—	14,111,004	(1,564,686)	524,441	(22,339)	13,048,420	62,810
		$108,262,757	$31,683,598	$(31,651,512)	$3,276,009	$(487,191)	$111,083,661	$307,398
E. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly for DALI and monthly for FTKI, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations,which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2025 (Unaudited)
year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Dorsey Wright DALI Equity ETF	$204,120	$—	$—
As of December 31, 2024, the components of distributable earnings on a tax basis for the Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Dorsey Wright DALI Equity ETF	$756	$(35,123,872)	$15,391,992
F. Income Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For DALI, the taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of June 30, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2024, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Dorsey Wright DALI Equity ETF	$35,123,872
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2024, the DALI had no net late year ordinary or capital losses.
As of June 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Dorsey Wright DALI Equity ETF	$92,502,918	$18,668,001	$—	$18,668,001

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2025 (Unaudited)
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Small Cap BuyWrite Income ETF	$879,990	$76,604	$(19,834)	$56,770
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
H. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund’s assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, license fees and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	DALI
Fund net assets up to and including $2.5 billion	0.3000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.2925%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.2850%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.2775%
Fund net assets greater than $10 billion up to and including $15 billion	0.2700%
Fund net assets greater than $15 billion	0.2550%

Breakpoints	FTKI
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
In addition, DALI incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund’s total annual operating expenses.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2025 (Unaudited)
responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the period ended June 30, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Dorsey Wright DALI Equity ETF	$29,257,485	$29,055,319
First Trust Small Cap BuyWrite Income ETF	440,027	453,697
For the period ended June 30, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Dorsey Wright DALI Equity ETF	$2,426,112	$2,596,193
First Trust Small Cap BuyWrite Income ETF	979,698	—
For FTKI, the cost of purchases to cover short sales and the proceeds from short sales were $147,451 and $134,400, respectively.
5. Derivative Transactions
The following table presents the types of derivatives held by the following Fund at June 30, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
FTKI
Options contracts	Equity Risk	Options contracts purchased, at value	$—	Options contracts written, at value	$25,994
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the period ended June 30, 2025, on FTKI’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	FTKI
Equity Risk Exposure
Net realized gain (loss) on written options contracts	$(12,703)
Net change in unrealized appreciation (depreciation) on written options contracts	(7,506)

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2025 (Unaudited)
During the period ended June 30, 2025, for FTKI, the premiums for written options contracts opened were $70,180 and the premiums for written options contracts closed, exercised and expired were $51,692.
FTKI does not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 20, 2027 for FTKI and April 30, 2027 for DALI.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2025 (Unaudited)
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund VI
June 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the period ended June 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the period ended June 30, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
First Trust Dorsey Wright DALI Equity ETF
The Board of Trustees of First Trust Exchange-Traded Fund VI (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the First Trust Dorsey Wright DALI Equity ETF (the “Fund”). The Board approved the continuation of the Agreement for a one-year period ending June 30, 2026 at a meeting held on June 8–9, 2025. The Board determined that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 22, 2025 and June 8–9, 2025, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for the Fund, including comparisons of the Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to the Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 22, 2025, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8–9, 2025 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from the Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Fund and reviewed all of the services provided by the Advisor to the Fund, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by

Other Information (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2025 (Unaudited)
the Advisor and considered that it includes a robust program for monitoring the Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Fund. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 22, 2025 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and the Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed the Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by the Fund under the Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board noted that, because the Fund invests in underlying ETFs in the First Trust Fund Complex, the Fund incurs acquired fund fees and expenses, which are not payable out of the unitary fee, and that such acquired fund fees and expenses will change over time as assets are reallocated among the underlying ETFs. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio (excluding acquired fund fees and expenses) for the Fund was below the median total (net) expense ratio (excluding acquired fund fees and expenses) of the peer funds in the Expense Group. The Board also noted that the Fund’s total (net) expense ratio (including acquired fund fees and expenses) was above the median total (net) expense ratio (including acquired fund fees and expenses) of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedule overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to the Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund’s performance. The Board received and reviewed information for periods ended December 31, 2024 regarding the performance of the Fund’s underlying index, the correlation between the Fund’s performance and that of its underlying index, the Fund’s tracking difference and the Fund’s excess return as compared to its benchmark index. The Board noted that, effective March 31, 2025, the methodology of the Fund’s underlying index was updated to remove commodities from the asset classes that are eligible for inclusion in the index. Based on the information provided and its ongoing review of performance, the Board concluded that the Fund was correlated to its underlying index and that the tracking difference for the Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing the Fund’s performance to that of the Performance Universe and to that of a benchmark index. However, given the Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the unitary fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to the Fund under the Agreement.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund at current asset levels and whether the Fund may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Fund will increase during the next twelve months as the Advisor continues to build infrastructure

Other Information (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2025 (Unaudited)
and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the Fund for the twelve months ended December 31, 2024 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for the Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Fund. In addition, the Board considered that the Advisor, as the investment advisor to the underlying ETFs in which the Fund invests, will recognize additional revenue from the underlying ETFs if investment by the Fund causes the assets of the underlying ETFs to grow. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.
First Trust Small Cap Buywrite Income ETF
The Board of Trustees of First Trust Exchange-Traded Fund VI (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”), on behalf of First Trust Small Cap BuyWrite Income ETF (the “Fund”), for an initial two-year term at a meeting held on December 9, 2024. The Board determined that the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for the Fund, the Independent Trustees received a report from the Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from the Fund’s perspective.
In evaluating whether to approve the Agreement for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor under the Agreement and considered that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. The Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund, as well as the background and experience of the persons responsible for such services. The Board noted that the Fund will be an actively-managed ETF and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor’s Alternatives Investment Team will be responsible for the day-to-day management of the Fund’s investments and considered the background and experience of the members of the Alternatives Investment Team. The Board considered that the Advisor applies the same oversight model internally with the Alternatives Investment Team as it uses for

Other Information (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2025 (Unaudited)
overseeing external sub-advisors, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objectives, policies and restrictions. At the meeting, the Trustees received a presentation from representatives of the Alternatives Investment Team and were able to ask questions about the Team and the proposed investment strategy for the Fund. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor under the Agreement are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by the Fund under the Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee starting at an annual rate of 0.85% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board noted that the Advisor would be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as fee rates charged by the Advisor to other ETFs. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other ETFs managed by the Advisor, the Board considered the Advisor’s statement that the Fund will be a unique to the market and the First Trust Fund Complex, but will be most similar to another ETF in the First Trust Fund Complex that is managed by the Advisor, employs an options-based strategy and has a unitary fee rate schedule starting at an annual rate of 0.85% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreement, the Board determined that the proposed unitary fee was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Fund and whether the Fund may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund generally would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the proposed unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Agreement. The Board considered the Advisor’s estimate of the asset level for the Fund at which the Advisor expects the Agreement to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Agreement if the Fund’s assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for the Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor will not utilize soft dollars in connection with the Fund. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

Other Information (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2025 (Unaudited)
Disclaimer
Nasdaq® and Nasdaq Dorsey Wright DALI EquityTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended June 30, 2025

First Trust Exchange-Traded Fund VI

First Trust BuyWrite Income ETF (FTHI)
First Trust Nasdaq BuyWrite Income ETF (FTQI)

Table of Contents
First Trust Exchange-Traded Fund VI
Semi-Annual Financial Statements and Other Information
June 30, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 101.9%
	Aerospace & Defense — 2.2%
17,555	ATI, Inc. (a)	$1,515,699
33,835	Boeing (The) Co. (a)	7,089,448
12,926	Curtiss-Wright Corp.	6,314,997
24,559	General Electric Co.	6,321,241
92,075	Leonardo DRS, Inc.	4,279,646
33,600	RTX Corp.	4,906,272
		30,427,303
	Automobiles — 1.7%
13,064	Ferrari N.V.	6,411,027
47,818	Tesla, Inc. (a) (b)	15,189,866
60,101	XPeng, Inc., ADR (a)	1,074,606
		22,675,499
	Banks — 5.1%
279,614	Banco Santander S.A., ADR	2,320,796
159,152	Bank of America Corp.	7,531,073
75,090	BankUnited, Inc.	2,672,453
90,088	Citigroup, Inc.	7,668,291
108,426	CVB Financial Corp.	2,145,750
41,032	East West Bancorp, Inc.	4,143,411
154,857	ING Groep N.V., ADR	3,386,723
250,797	Itau Unibanco Holding S.A., ADR	1,702,912
76,088	JPMorgan Chase & Co. (b)	22,058,672
74,986	Simmons First National Corp., Class A	1,421,735
50,419	Toronto-Dominion Bank (The)	3,703,275
36,595	UMB Financial Corp.	3,848,330
88,526	Wells Fargo & Co.	7,092,703
		69,696,124
	Beverages — 1.6%
94,289	Coca-Cola (The) Co.	6,670,947
158,154	Coca-Cola Europacific Partners PLC (b)	14,664,039
		21,334,986
	Biotechnology — 1.6%
66,354	AbbVie, Inc. (b)	12,316,629
34,802	Apogee Therapeutics, Inc. (a)	1,511,451
59,118	Gilead Sciences, Inc.	6,554,413
45,900	Ionis Pharmaceuticals, Inc. (a)	1,813,509
		22,196,002
	Broadline Retail — 3.6%
209,073	Amazon.com, Inc. (a) (b)	45,868,526
1,024	MercadoLibre, Inc. (a)	2,676,357
11,287	PDD Holdings, Inc., ADR (a)	1,181,297
		49,726,180
	Capital Markets — 3.9%
25,876	Ares Management Corp., Class A	4,481,723
2,916	Blackrock, Inc.	3,059,613
9,502	Blackstone, Inc.	1,421,309
47,727	Charles Schwab (The) Corp.	4,354,612
62,061	CME Group, Inc.	17,105,253
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
63,855	Deutsche Bank AG	$1,869,674
7,863	Goldman Sachs Group (The), Inc.	5,565,038
24,766	Houlihan Lokey, Inc.	4,456,642
11,355	Morgan Stanley	1,599,465
36,288	Robinhood Markets, Inc., Class A (a)	3,397,646
8,147	S&P Global, Inc.	4,295,832
52,160	Virtu Financial, Inc., Class A	2,336,246
		53,943,053
	Chemicals — 1.0%
11,148	Linde PLC	5,230,419
4,042	NewMarket Corp.	2,792,456
100,485	Nutrien Ltd.	5,852,246
		13,875,121
	Commercial Services & Supplies — 0.3%
93,966	OPENLANE, Inc. (a)	2,297,469
63,853	Tetra Tech, Inc.	2,296,154
		4,593,623
	Communications Equipment — 1.2%
17,896	Ciena Corp. (a)	1,455,482
197,580	Cisco Systems, Inc.	13,708,100
4,297	Motorola Solutions, Inc.	1,806,717
		16,970,299
	Construction & Engineering — 0.9%
85,649	API Group Corp. (a)	4,372,382
12,982	Construction Partners, Inc., Class A (a)	1,379,727
10,907	MYR Group, Inc. (a)	1,979,075
19,752	Sterling Infrastructure, Inc. (a)	4,557,379
		12,288,563
	Construction Materials — 0.2%
10,290	Eagle Materials, Inc.	2,079,712
	Consumer Finance — 0.8%
8,165	American Express Co.	2,604,472
256,534	SLM Corp.	8,411,750
		11,016,222
	Consumer Staples Distribution & Retail — 2.6%
10,782	Costco Wholesale Corp.	10,673,533
32,409	Performance Food Group Co. (a)	2,834,815
39,598	Sprouts Farmers Market, Inc. (a)	6,519,415
75,406	US Foods Holding Corp. (a)	5,807,016
101,364	Walmart, Inc.	9,911,372
		35,746,151
	Containers & Packaging — 0.2%
19,239	AptarGroup, Inc.	3,009,557
	Diversified Consumer Services — 0.5%
4,667	Duolingo, Inc. (a)	1,913,563
22,807	Grand Canyon Education, Inc. (a)	4,310,523
		6,224,086
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Telecommunication Services — 0.8%
203,854	AT&T, Inc.	$5,899,535
107,217	Verizon Communications, Inc.	4,639,279
		10,538,814
	Electric Utilities — 1.3%
33,528	Duke Energy Corp.	3,956,304
61,259	IDACORP, Inc.	7,072,351
38,778	MGE Energy, Inc.	3,429,526
26,137	Southern (The) Co.	2,400,161
20,448	Xcel Energy, Inc.	1,392,509
		18,250,851
	Electrical Equipment — 0.4%
6,571	GE Vernova, Inc.	3,477,045
31,926	NEXTracker, Inc., Class A (a)	1,735,816
		5,212,861
	Electronic Equipment, Instruments & Components — 0.5%
19,555	Advanced Energy Industries, Inc.	2,591,037
13,589	Celestica, Inc. (a)	2,121,379
9,774	OSI Systems, Inc. (a)	2,197,782
		6,910,198
	Energy Equipment & Services — 0.3%
130,502	TechnipFMC PLC	4,494,489
	Entertainment — 2.2%
17,248	NetEase, Inc., ADR	2,321,236
12,524	Netflix, Inc. (a) (b)	16,771,264
20,784	ROBLOX Corp., Class A (a)	2,186,477
7,058	Spotify Technology S.A. (a)	5,415,886
8,895	TKO Group Holdings, Inc.	1,618,445
12,927	Walt Disney (The) Co.	1,603,077
		29,916,385
	Financial Services — 3.0%
25,121	Equitable Holdings, Inc.	1,409,288
106,115	Jackson Financial, Inc., Class A	9,421,951
25,648	Mastercard, Inc., Class A (b)	14,412,637
43,086	Visa, Inc., Class A (b)	15,297,684
		40,541,560
	Food Products — 2.3%
75,647	Cal-Maine Foods, Inc.	7,536,711
39,463	Ingredion, Inc.	5,351,972
220,665	Mondelez International, Inc., Class A	14,881,647
98,144	Pilgrim’s Pride Corp.	4,414,517
		32,184,847
	Gas Utilities — 0.1%
37,096	UGI Corp.	1,351,036
	Ground Transportation — 0.4%
60,448	Uber Technologies, Inc. (a)	5,639,798
	Health Care Equipment & Supplies — 3.0%
33,177	Abbott Laboratories	4,512,404
103,940	Alphatec Holdings, Inc. (a)	1,153,734
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies (Continued)
135,125	Boston Scientific Corp. (a)	$14,513,776
29,233	CONMED Corp.	1,522,455
175,047	DENTSPLY SIRONA, Inc.	2,779,746
9,485	Intuitive Surgical, Inc. (a)	5,154,244
12,025	iRhythm Technologies, Inc. (a)	1,851,369
61,209	Medtronic PLC	5,335,589
3,452	Stryker Corp.	1,365,715
16,425	TransMedics Group, Inc. (a)	2,201,114
5,751	UFP Technologies, Inc. (a)	1,404,164
		41,794,310
	Health Care Providers & Services — 0.7%
48,709	Encompass Health Corp.	5,973,185
73,263	Progyny, Inc. (a)	1,611,786
15,052	Tenet Healthcare Corp. (a)	2,649,152
		10,234,123
	Health Care REITs — 0.3%
19,681	National Health Investors, Inc.	1,380,032
143,252	Sabra Health Care REIT, Inc.	2,641,567
		4,021,599
	Health Care Technology — 0.4%
18,288	Veeva Systems, Inc., Class A (a)	5,266,578
	Hotels, Restaurants & Leisure — 1.0%
943	Booking Holdings, Inc.	5,459,253
29,744	McDonald’s Corp.	8,690,305
		14,149,558
	Household Durables — 0.4%
145,506	Sony Group Corp., ADR	3,787,521
18,981	Toll Brothers, Inc.	2,166,302
		5,953,823
	Household Products — 0.7%
55,991	Procter & Gamble (The) Co.	8,920,486
	Independent Power and Renewable Electricity Producers — 0.9%
66,579	Vistra Corp.	12,903,676
	Industrial Conglomerates — 0.9%
51,771	Honeywell International, Inc.	12,056,430
	Insurance — 1.8%
3,895	Arthur J. Gallagher & Co.	1,246,867
60,408	CNA Financial Corp.	2,810,784
73,964	Fidelity National Financial, Inc.	4,146,422
14,551	Hanover Insurance Group (The), Inc.	2,471,778
5,083	Kinsale Capital Group, Inc.	2,459,664
22,703	Marsh & McLennan Cos., Inc.	4,963,784
25,659	Progressive (The) Corp.	6,847,361
		24,946,660
	Interactive Media & Services — 6.5%
137,240	Alphabet, Inc., Class A (b)	24,185,805
107,223	Alphabet, Inc., Class C (b)	19,020,288
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Interactive Media & Services (Continued)
84,726	Grindr, Inc. (a)	$1,923,280
59,620	Meta Platforms, Inc., Class A (b)	44,004,926
		89,134,299
	IT Services — 0.8%
18,310	Cloudflare, Inc., Class A (a)	3,585,647
21,464	International Business Machines Corp.	6,327,158
12,783	Okta, Inc. (a)	1,277,917
		11,190,722
	Life Sciences Tools & Services — 0.3%
70,547	QIAGEN N.V.	3,390,489
	Machinery — 1.6%
42,546	Allison Transmission Holdings, Inc.	4,041,444
9,842	Caterpillar, Inc.	3,820,763
39,888	Graco, Inc.	3,429,171
16,496	Illinois Tool Works, Inc.	4,078,636
22,937	ITT, Inc.	3,597,210
10,121	Watts Water Technologies, Inc., Class A	2,488,653
		21,455,877
	Metals & Mining — 0.6%
65,069	Alamos Gold, Inc., Class A	1,728,233
60,415	Anglogold Ashanti PLC	2,753,111
77,464	Gold Fields Ltd., ADR	1,833,573
22,892	Southern Copper Corp.	2,315,984
		8,630,901
	Multi-Utilities — 0.2%
23,184	Dominion Energy, Inc.	1,310,359
12,324	WEC Energy Group, Inc.	1,284,161
		2,594,520
	Office REITs — 1.0%
57,591	Kilroy Realty Corp.	1,975,947
192,589	SL Green Realty Corp.	11,921,259
		13,897,206
	Oil, Gas & Consumable Fuels — 1.8%
303,646	Antero Midstream Corp.	5,754,092
85,769	Canadian Natural Resources Ltd.	2,693,147
169,893	DHT Holdings, Inc.	1,836,543
44,273	DT Midstream, Inc.	4,866,045
122,328	Hess Midstream, L.P., Class A (c)	4,710,851
99,300	HF Sinclair Corp.	4,079,244
32,229	Viper Energy, Inc.	1,228,892
		25,168,814
	Paper & Forest Products — 0.1%
34,916	Sylvamo Corp.	1,749,292
	Personal Care Products — 1.0%
99,586	BellRing Brands, Inc. (a)	5,769,017
121,147	Unilever PLC, ADR (b)	7,410,562
		13,179,579
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals — 2.1%
19,105	Eli Lilly & Co. (b)	$14,892,921
68,169	Novartis AG, ADR	8,249,131
157,607	Royalty Pharma PLC, Class A	5,678,580
		28,820,632
	Professional Services — 0.7%
13,369	Automatic Data Processing, Inc.	4,122,999
9,208	Paychex, Inc.	1,339,396
26,012	RELX PLC, ADR	1,413,492
10,652	Thomson Reuters Corp.	2,142,437
		9,018,324
	Retail REITs — 0.2%
23,765	Realty Income Corp.	1,369,101
8,297	Simon Property Group, Inc.	1,333,826
		2,702,927
	Semiconductors & Semiconductor Equipment — 12.1%
49,909	Allegro MicroSystems, Inc. (a)	1,706,389
10,437	Applied Materials, Inc.	1,910,701
7,039	ASML Holding N.V.	5,640,984
129,937	Broadcom, Inc. (b)	35,817,134
12,517	Cirrus Logic, Inc. (a)	1,304,960
583,327	NVIDIA Corp. (b)	92,159,833
92,819	SolarEdge Technologies, Inc. (a)	1,893,508
81,585	STMicroelectronics N.V.	2,481,000
12,193	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,761,592
69,707	Texas Instruments, Inc.	14,472,567
39,247	Universal Display Corp.	6,062,092
		166,210,760
	Software — 12.4%
36,190	BlackLine, Inc. (a)	2,049,078
39,353	Commvault Systems, Inc. (a)	6,860,409
32,118	InterDigital, Inc.	7,201,819
7,075	Intuit, Inc.	5,572,482
197,128	Microsoft Corp. (b)	98,053,438
58,991	Nebius Group N.V. (a)	3,263,972
60,252	Onestream, Inc. (a)	1,705,132
37,928	Oracle Corp.	8,292,199
80,431	Palantir Technologies, Inc., Class A (a)	10,964,354
9,337	Palo Alto Networks, Inc. (a)	1,910,724
20,828	Rubrik, Inc., Class A (a)	1,865,981
20,199	Salesforce, Inc.	5,508,065
36,132	SAP SE, ADR	10,987,741
5,343	ServiceNow, Inc. (a)	5,493,031
		169,728,425
	Specialized REITs — 0.8%
31,265	American Tower Corp.	6,910,191
2,424	Equinix, Inc.	1,928,219
5,260	Public Storage	1,543,389
		10,381,799
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail — 2.0%
140,899	Gap (The), Inc.	$3,073,007
24,997	Home Depot (The), Inc. (b)	9,164,900
14,448	Lowe’s Cos., Inc.	3,205,578
2,953	Murphy USA, Inc.	1,201,280
82,462	National Vision Holdings, Inc. (a)	1,897,451
33,940	TJX (The) Cos., Inc.	4,191,250
67,457	Urban Outfitters, Inc. (a)	4,893,331
		27,626,797
	Technology Hardware, Storage & Peripherals — 6.1%
374,030	Apple, Inc. (b)	76,739,735
29,897	Dell Technologies, Inc., Class C	3,665,372
46,693	Pure Storage, Inc., Class A (a)	2,688,583
		83,093,690
	Textiles, Apparel & Luxury Goods — 0.2%
24,205	Deckers Outdoor Corp. (a)	2,494,809
	Tobacco — 1.6%
172,724	Altria Group, Inc.	10,126,808
113,898	British American Tobacco PLC, ADR	5,390,792
35,781	Philip Morris International, Inc.	6,516,794
		22,034,394
	Trading Companies & Distributors — 0.6%
27,368	AerCap Holdings N.V.	3,202,056
7,343	Ferguson Enterprises, Inc.	1,598,938
8,176	Watsco, Inc.	3,610,685
		8,411,679
	Wireless Telecommunication Services — 0.4%
85,620	America Movil S.A.B. de C.V., ADR	1,536,023
16,173	T-Mobile US, Inc.	3,853,379
		5,389,402
	Total Common Stocks	1,397,395,900
	(Cost $1,128,198,611)
MONEY MARKET FUNDS — 0.2%
3,180,182	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (d)	3,180,182
	(Cost $3,180,182)
	Total Investments — 102.1%	1,400,576,082
	(Cost $1,131,378,793)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (2.3)%
	Call Options Written — (2.3)%
(175)	S&P 500® Index	$(108,586,625)	$6,000.00	07/18/25	(4,060,000)
(175)	S&P 500® Index	(108,586,625)	6,025.00	07/18/25	(3,626,000)
(325)	S&P 500® Index	(201,660,875)	6,050.00	07/18/25	(5,799,950)
(150)	S&P 500® Index	(93,074,250)	6,075.00	07/18/25	(2,550,300)
(175)	S&P 500® Index	(108,586,625)	6,100.00	07/18/25	(2,520,000)
(175)	S&P 500® Index	(108,586,625)	6,050.00	08/15/25	(4,344,025)
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(175)	S&P 500® Index	$(108,586,625)	$6,075.00	08/15/25	$(4,063,500)
(175)	S&P 500® Index	(108,586,625)	6,100.00	08/15/25	(3,683,750)
	Total Written Options				(30,647,525)
	(Premiums received $15,995,080)
	Net Other Assets and Liabilities — 0.2%				2,112,826
	Net Assets — 100.0%				$1,372,041,383

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for the options written. At June 30, 2025, the value of these securities amounts to $266,146,253.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Rate shown reflects yield as of June 30, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,397,395,900	$1,397,395,900	$—	$—
Money Market Funds	3,180,182	3,180,182	—	—
Total Investments	$1,400,576,082	$1,400,576,082	$—	$—

LIABILITIES TABLE
	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(30,647,525)	$(27,021,525)	$(3,626,000)	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 102.8%
	Aerospace & Defense — 1.1%
2,378	Axon Enterprise, Inc. (a)	$1,968,841
8,323	General Electric Co.	2,142,257
11,864	Woodward, Inc.	2,907,748
		7,018,846
	Automobiles — 3.4%
5,696	Ferrari N.V.	2,795,255
58,540	Tesla, Inc. (a) (b)	18,595,816
		21,391,071
	Banks — 0.7%
15,475	East West Bancorp, Inc.	1,562,666
2,165	Fifth Third Bancorp	89,046
8,428	Huntington Bancshares, Inc.	141,253
11,872	Pinnacle Financial Partners, Inc.	1,310,788
10,213	UMB Financial Corp.	1,073,999
		4,177,752
	Beverages — 1.3%
33,286	Celsius Holdings, Inc. (a)	1,544,137
76,509	Coca-Cola (The) Co. (b)	5,413,012
7,992	Coca-Cola Consolidated, Inc.	892,307
9,718	National Beverage Corp. (a)	420,206
		8,269,662
	Biotechnology — 2.2%
34,667	AbbVie, Inc. (b)	6,434,888
560	Alnylam Pharmaceuticals, Inc. (a)	182,610
1,568	Argenx SE, ADR (a)	864,313
1,095	BioMarin Pharmaceutical, Inc. (a)	60,192
2,455	Exact Sciences Corp. (a)	130,459
63,536	Genmab A/S, ADR (a)	1,312,654
33,381	Incyte Corp. (a)	2,273,246
2,772	Ionis Pharmaceuticals, Inc. (a)	109,522
11,051	Legend Biotech Corp., ADR (a)	392,200
7,948	Natera, Inc. (a)	1,342,735
6,304	Neurocrine Biosciences, Inc. (a)	792,350
412	Sarepta Therapeutics, Inc. (a)	7,045
		13,902,214
	Broadline Retail — 4.8%
119,639	Amazon.com, Inc. (a) (b)	26,247,600
23,450	eBay, Inc.	1,746,087
18,163	JD.com, Inc., ADR	592,840
8,666	Ollie’s Bargain Outlet Holdings, Inc. (a)	1,142,006
		29,728,533
	Building Products — 0.2%
141	AAON, Inc.	10,399
15,006	UFP Industries, Inc.	1,490,996
		1,501,395
	Capital Markets — 4.3%
186,549	BGC Group, Inc., Class A	1,908,396
1,092	Carlyle Group (The), Inc.	56,129
See Notes to Financial Statements

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
20,982	CME Group, Inc. (b)	$5,783,059
79	Coinbase Global, Inc., Class A (a)	27,689
2,761	LPL Financial Holdings, Inc.	1,035,292
3,673	Morningstar, Inc.	1,153,065
24,978	Nasdaq, Inc.	2,233,533
9,940	Northern Trust Corp.	1,260,292
39,687	Robinhood Markets, Inc., Class A (a)	3,715,894
8,625	S&P Global, Inc.	4,547,876
14,048	SEI Investments Co.	1,262,353
21,032	T. Rowe Price Group, Inc.	2,029,588
10,965	Tradeweb Markets, Inc., Class A	1,605,276
		26,618,442
	Chemicals — 1.4%
9,395	Balchem Corp.	1,495,684
15,520	Linde PLC (b)	7,281,674
		8,777,358
	Commercial Services & Supplies — 0.0%
8,360	Tetra Tech, Inc.	300,626
	Communications Equipment — 2.1%
167,087	Cisco Systems, Inc. (b)	11,592,496
5,517	F5, Inc. (a)	1,623,764
		13,216,260
	Construction & Engineering — 0.0%
11,093	WillScot Holdings Corp.	303,948
	Consumer Finance — 0.4%
6,238	American Express Co.	1,989,797
3,947	Kaspi.KZ JSC, ADR	335,061
		2,324,858
	Consumer Staples Distribution & Retail — 4.5%
5,368	Casey’s General Stores, Inc.	2,739,130
16,629	Costco Wholesale Corp. (b)	16,461,712
10,746	Dollar Tree, Inc. (a)	1,064,284
23,492	Maplebear, Inc. (a)	1,062,778
4,975	Sprouts Farmers Market, Inc. (a)	819,084
61,645	Walmart, Inc. (b)	6,027,648
		28,174,636
	Diversified Consumer Services — 0.7%
10,767	Duolingo, Inc. (a)	4,414,685
	Electric Utilities — 1.0%
44,535	Alliant Energy Corp.	2,693,031
2,018	Duke Energy Corp.	238,124
23,857	Evergy, Inc.	1,644,463
9,079	MGE Energy, Inc.	802,947
10,494	Southern (The) Co.	963,664
		6,342,229
	Electrical Equipment — 0.4%
24,434	Array Technologies, Inc. (a)	144,161
3,468	GE Vernova, Inc.	1,835,092
See Notes to Financial Statements

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electrical Equipment (Continued)
2,298	NANO Nuclear Energy, Inc. (a)	$79,258
4,060	NEXTracker, Inc., Class A (a)	220,742
		2,279,253
	Electronic Equipment, Instruments & Components — 1.3%
2,977	Advanced Energy Industries, Inc.	394,453
27,145	Flex Ltd. (a)	1,355,078
5,997	Itron, Inc. (a)	789,385
7,513	Littelfuse, Inc.	1,703,423
3,937	Novanta, Inc. (a)	507,597
14,078	Trimble, Inc. (a)	1,069,647
6,534	Zebra Technologies Corp., Class A (a)	2,014,824
		7,834,407
	Energy Equipment & Services — 0.1%
6,877	Weatherford International PLC	345,982
	Entertainment — 4.0%
10,208	Liberty Media Corp.-Liberty Formula One, Class C (a)	1,066,736
16,599	NetEase, Inc., ADR	2,233,894
16,124	Netflix, Inc. (a) (b)	21,592,132
		24,892,762
	Financial Services — 0.9%
15,213	Visa, Inc., Class A (b)	5,401,376
	Food Products — 0.3%
33,269	Campbell’s (The) Co.	1,019,695
3,902	Freshpet, Inc. (a)	265,180
32,971	Smithfield Foods, Inc.	775,807
		2,060,682
	Ground Transportation — 0.3%
6,925	J.B. Hunt Transport Services, Inc.	994,430
52,448	Lyft, Inc., Class A (a)	826,581
		1,821,011
	Health Care Equipment & Supplies — 3.1%
3,777	Align Technology, Inc. (a)	715,099
18,928	Cooper (The) Cos., Inc. (a)	1,346,916
17,030	Hologic, Inc. (a)	1,109,675
4,215	Insulet Corp. (a)	1,324,269
26,000	Intuitive Surgical, Inc. (a) (b)	14,128,660
3,008	ResMed, Inc.	776,064
		19,400,683
	Health Care Providers & Services — 0.3%
5,216	CorVel Corp. (a)	536,100
29,415	Guardant Health, Inc. (a)	1,530,757
		2,066,857
	Health Care Technology — 0.2%
3,346	Veeva Systems, Inc., Class A (a)	963,581
	Hotels, Restaurants & Leisure — 0.3%
7,183	Expedia Group, Inc.	1,211,628
3,804	Light & Wonder, Inc. (a)	366,173
		1,577,801
See Notes to Financial Statements

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables — 0.1%
851	Cavco Industries, Inc. (a)	$369,700
	Independent Power and Renewable Electricity Producers — 0.3%
6,465	Talen Energy Corp. (a)	1,879,828
	Industrial Conglomerates — 0.0%
36,575	Icahn Enterprises, L.P. (c)	294,246
	Industrial REITs — 0.0%
1,920	Lineage, Inc.	83,558
	Insurance — 0.6%
10,921	Arch Capital Group Ltd.	994,357
2,805	Progressive (The) Corp.	748,542
6,157	Willis Towers Watson PLC	1,887,121
		3,630,020
	Interactive Media & Services — 8.7%
76,045	Alphabet, Inc., Class A (b)	13,401,410
75,392	Alphabet, Inc., Class C (b)	13,373,787
37,898	Meta Platforms, Inc., Class A (b)	27,972,135
		54,747,332
	IT Services — 0.5%
16,600	Amdocs Ltd.	1,514,584
1,994	Okta, Inc. (a)	199,340
10,527	Shopify, Inc., Class A (a)	1,214,289
1,960	Wix.com Ltd. (a)	310,582
		3,238,795
	Life Sciences Tools & Services — 0.8%
26,435	Bio-Techne Corp.	1,360,081
31,289	Bruker Corp.	1,289,107
23,466	Illumina, Inc. (a)	2,238,891
1,158	Medpace Holdings, Inc. (a)	363,450
		5,251,529
	Machinery — 1.1%
7,054	Caterpillar, Inc.	2,738,433
8,882	Lincoln Electric Holdings, Inc.	1,841,416
5,347	Nordson Corp.	1,146,237
1,341	Parker-Hannifin Corp.	936,648
5,266	Symbotic, Inc. (a)	204,584
		6,867,318
	Metals & Mining — 0.3%
5,008	Royal Gold, Inc.	890,623
6,192	Steel Dynamics, Inc.	792,638
		1,683,261
	Oil, Gas & Consumable Fuels — 2.3%
68,625	BP PLC, ADR	2,053,946
19,404	Cheniere Energy, Inc.	4,725,262
17,443	Expand Energy Corp.	2,039,785
20,702	MPLX, L.P. (c)	1,066,360
105,710	Plains GP Holdings, L.P., Class A (d)	2,053,945
See Notes to Financial Statements

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
17,630	Shell PLC, ADR	$1,241,328
23,782	TotalEnergies SE, ADR	1,459,977
		14,640,603
	Passenger Airlines — 0.3%
29,639	Ryanair Holdings PLC, ADR	1,709,281
	Pharmaceuticals — 0.8%
52,575	Royalty Pharma PLC, Class A	1,894,277
65,238	Sanofi S.A., ADR	3,151,648
		5,045,925
	Professional Services — 0.8%
14,533	SS&C Technologies Holdings, Inc.	1,203,333
20,378	Thomson Reuters Corp.	4,098,627
		5,301,960
	Real Estate Management & Development — 0.0%
700	FirstService Corp.	122,234
	Retail REITs — 0.4%
31,014	Regency Centers Corp.	2,209,127
	Semiconductors & Semiconductor Equipment — 17.5%
133,627	Advanced Micro Devices, Inc. (a)	18,961,671
13,315	Amkor Technology, Inc.	279,482
7,376	Astera Labs, Inc. (a)	666,938
104,437	Broadcom, Inc. (b)	28,788,059
13,457	Cirrus Logic, Inc. (a)	1,402,960
15,823	Diodes, Inc. (a)	836,878
2,586	First Solar, Inc. (a)	428,086
18,889	FormFactor, Inc. (a)	649,971
10,270	Kulicke & Soffa Industries, Inc.	355,342
2,140	MACOM Technology Solutions Holdings, Inc. (a)	306,641
7,083	MKS, Inc.	703,767
3,688	Monolithic Power Systems, Inc.	2,697,329
287,142	NVIDIA Corp. (b)	45,365,565
12,803	Power Integrations, Inc.	715,688
15,075	Qorvo, Inc. (a)	1,280,018
31,484	Rambus, Inc. (a)	2,015,606
7,411	Silicon Laboratories, Inc. (a)	1,092,085
28,393	Skyworks Solutions, Inc.	2,115,846
17,821	SolarEdge Technologies, Inc. (a)	363,548
4,302	Universal Display Corp.	664,487
		109,689,967
	Software — 17.4%
34,435	Adobe, Inc. (a)	13,322,213
16,628	AppLovin Corp., Class A (a)	5,821,130
33,424	Bentley Systems, Inc., Class B	1,803,893
20,206	Check Point Software Technologies Ltd. (a) (b)	4,470,577
5,378	Commvault Systems, Inc. (a)	937,547
4,291	CyberArk Software Ltd. (a)	1,745,922
13,984	Descartes Systems Group (The), Inc. (a)	1,421,404
7,904	Docusign, Inc. (a)	615,643
See Notes to Financial Statements

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
7,070	InterDigital, Inc.	$1,585,306
8,809	Intuit, Inc. (b)	6,938,233
4,777	Manhattan Associates, Inc. (a)	943,314
96,259	Microsoft Corp. (b)	47,880,189
828	Monday.com Ltd. (a)	260,389
6,839	Nice Ltd., ADR (a)	1,155,175
9,663	Nutanix, Inc., Class A (a)	738,640
95,897	Palantir Technologies, Inc., Class A (a) (b)	13,072,679
11,528	PTC, Inc. (a)	1,986,735
9,219	Qualys, Inc. (a)	1,317,119
3,995	SPS Commerce, Inc. (a)	543,680
3,414	Tyler Technologies, Inc. (a)	2,023,956
5,964	Zoom Communications, Inc. (a)	465,073
		109,048,817
	Specialized REITs — 1.6%
6,638	American Tower Corp.	1,467,131
4,113	Equinix, Inc.	3,271,768
21,098	SBA Communications Corp.	4,954,654
		9,693,553
	Specialty Retail — 0.3%
7,727	Five Below, Inc. (a)	1,013,628
3,275	Tractor Supply Co.	172,822
917	Ulta Beauty, Inc. (a)	428,991
		1,615,441
	Technology Hardware, Storage & Peripherals — 8.2%
216,373	Apple, Inc. (b)	44,393,248
38,281	NetApp, Inc.	4,078,841
20,576	Seagate Technology Holdings PLC	2,969,734
2,310	Super Micro Computer, Inc. (a)	113,213
		51,555,036
	Wireless Telecommunication Services — 1.5%
40,144	T-Mobile US, Inc. (b)	9,564,709
	Total Investments — 102.8%	643,349,150
	(Cost $529,984,558)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (2.9)%
	Call Options Written — (2.9)%
(37)	Nasdaq -100 Index®	$(83,912,337)	$21,500.00	07/18/25	(4,741,550)
(33)	Nasdaq -100 Index®	(74,840,733)	22,000.00	07/18/25	(2,732,400)
(37)	Nasdaq -100 Index®	(83,912,337)	22,100.00	07/18/25	(2,612,237)
(24)	Nasdaq -100 Index®	(54,429,624)	22,250.00	07/18/25	(1,574,328)
See Notes to Financial Statements

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(34)	Nasdaq -100 Index®	$(77,108,634)	$22,200.00	08/15/25	$(3,105,968)
(37)	Nasdaq -100 Index®	(83,912,337)	22,300.00	08/15/25	(3,191,805)
	Total Written Options				(17,958,288)
	(Premiums received $9,474,195)
	Net Other Assets and Liabilities — 0.1%				513,928
	Net Assets — 100.0%				$625,904,790

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for the options written. At June 30, 2025, the value of these securities amounts to $204,567,661.
(c)	Security is a Master Limited Partnership.
(d)	This security is taxed as a “C” corporation for federal income tax purposes.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$643,349,150	$643,349,150	$—	$—

LIABILITIES TABLE
	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(17,958,288)	$(10,024,933)	$(7,933,355)	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	First Trust BuyWrite Income ETF (FTHI)	First Trust Nasdaq BuyWrite Income ETF (FTQI)
ASSETS:
Investments, at value	$1,400,576,082	$643,349,150
Cash	8	—
Due from broker	569,048	16,085
Cash segregated as collateral	1,165,203	774,049
Receivables:
Dividends	1,186,983	169,648
Capital shares sold	1,142,895	—
Reclaims	33,618	4,460
Interest	—	759
Total Assets	1,404,673,837	644,314,151

LIABILITIES:
Options contracts written, at value	30,647,525	17,958,288
Due to custodian	—	73,090
Payables:
Investment securities purchased	1,164,115	—
Investment advisory fees	820,814	377,983
Total Liabilities	32,632,454	18,409,361
NET ASSETS	$1,372,041,383	$625,904,790

NET ASSETS consist of:
Paid-in capital	$1,288,851,583	$609,013,673
Par value	600,242	320,000
Accumulated distributable earnings (loss)	82,589,558	16,571,117
NET ASSETS	$1,372,041,383	$625,904,790
NET ASSET VALUE, per share	$22.86	$19.56
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	60,024,201	32,000,002
Investments, at cost	$1,131,378,793	$529,984,558
Premiums received on options contracts written	$15,995,080	$9,474,195
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Six Months Ended June 30, 2025 (Unaudited)

	First Trust BuyWrite Income ETF (FTHI)	First Trust Nasdaq BuyWrite Income ETF (FTQI)
INVESTMENT INCOME:
Dividends	$11,451,763	$2,861,306
Foreign withholding tax	(123,244)	(13,973)
Total investment income	11,328,519	2,847,333

EXPENSES:
Investment advisory fees	4,577,114	2,168,251
Total expenses	4,577,114	2,168,251
NET INVESTMENT INCOME (LOSS)	6,751,405	679,082

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(33,816,953)	(14,135,936)
In-kind redemptions	41,270,604	35,556,362
Written options contracts	(25,702,631)	(24,241,332)
Foreign currency transactions	210	(953)
Net realized gain (loss)	(18,248,770)	(2,821,859)
Net change in unrealized appreciation (depreciation) on:
Investments	69,483,656	16,445,149
Written options contracts	(24,062,212)	(14,861,622)
Foreign currency translation	138	—
Net change in unrealized appreciation (depreciation)	45,421,582	1,583,527
NET REALIZED AND UNREALIZED GAIN (LOSS)	27,172,812	(1,238,332)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,924,217	$(559,250)
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets

	First Trust BuyWrite Income ETF (FTHI)
	Six Months Ended 6/30/2025 (Unaudited)	Period Ended 12/31/2024 (a)	Year Ended 9/30/2024
OPERATIONS:
Net investment income (loss)	$6,751,405	$2,350,884	$6,721,249
Net realized gain (loss)	(18,248,770)	(5,652,691)	(53,577,892)
Net change in unrealized appreciation (depreciation)	45,421,582	34,400,654	156,493,776
Net increase (decrease) in net assets resulting from operations	33,924,217	31,098,847	109,637,133

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(56,009,417)	(2,351,353)	(6,887,459)
Return of capital	—	(19,960,935)	(43,515,988)
Total distributions to shareholders	(56,009,417)	(22,312,288)	(50,403,447)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	437,913,312	167,943,920	625,273,778
Cost of shares redeemed	(125,039,523)	(25,932,713)	(18,095,938)
Net increase (decrease) in net assets resulting from shareholder transactions	312,873,789	142,011,207	607,177,840
Total increase (decrease) in net assets	290,788,589	150,797,766	666,411,526

NET ASSETS:
Beginning of period	1,081,252,794	930,455,028	264,043,502
End of period	$1,372,041,383	$1,081,252,794	$930,455,028

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	46,524,201	40,474,201	12,974,201
Shares sold	19,250,000	7,150,000	28,350,000
Shares redeemed	(5,750,000)	(1,100,000)	(850,000)
Shares outstanding, end of period	60,024,201	46,524,201	40,474,201

(a)	For the period October 1, 2024 to December 31, 2024. The Fund’s fiscal year end was changed from September 30 to December 31.
See Notes to Financial Statements

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Six Months Ended 6/30/2025 (Unaudited)	Period Ended 12/31/2024 (a)	Year Ended 9/30/2024

$679,082	$247,362	$898,209
(2,821,859)	(4,642,265)	(27,521,400)
1,583,527	26,156,587	72,028,329
(559,250)	21,761,684	45,405,138

(35,737,302)	(288,687)	(1,190,657)
—	(14,419,714)	(30,278,448)
(35,737,302)	(14,708,401)	(31,469,105)

227,936,084	113,656,461	356,573,527
(110,561,828)	(29,145,263)	—
117,374,256	84,511,198	356,573,527
81,077,704	91,564,481	370,509,560

544,827,086	453,262,605	82,753,045
$625,904,790	$544,827,086	$453,262,605

26,200,002	22,150,002	4,400,002
11,550,000	5,450,000	17,750,000
(5,750,000)	(1,400,000)	—
32,000,002	26,200,002	22,150,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
First Trust BuyWrite Income ETF (FTHI)

	Six Months Ended 6/30/2025 (Unaudited)	Period Ended 12/31/2024 (a)	Year Ended September 30,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$23.24	$22.99	$20.35	$18.37	$21.42	$19.12	$22.43
Income from investment operations:
Net investment income (loss)	0.12 (b)	0.05 (b)	0.27 (b)	0.25 (b)	0.17 (b)	0.12	0.23
Net realized and unrealized gain (loss)	0.51	0.72	4.31	3.50	(1.64)	3.14	(2.58)
Total from investment operations	0.63	0.77	4.58	3.75	(1.47)	3.26	(2.35)
Distributions paid to shareholders from:
Net investment income	(1.01)	(0.05)	(0.27)	(0.53)	(1.58)	(0.96)	(0.23)
Return of capital	—	(0.47)	(1.67)	(1.24)	—	—	(0.73)
Total distributions	(1.01)	(0.52)	(1.94)	(1.77)	(1.58)	(0.96)	(0.96)
Net asset value, end of period	$22.86	$23.24	$22.99	$20.35	$18.37	$21.42	$19.12
Total return (c)	2.87%	3.34%	23.40%	20.82%	(7.60)%	17.31%	(10.63)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,372,041	$1,081,253	$930,455	$264,044	$89,527	$46,575	$59,733
Ratio of total expenses to average net assets	0.75% (d) (e)	0.75% (d)	0.76%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	1.11% (d) (e)	0.92% (d)	1.22%	1.23%	0.81%	1.29%	1.10%
Portfolio turnover rate (f)	32%	7%	44%	98%	90% (g)	199%	210%

(a)	For the period October 1, 2024 to December 31, 2024. The Fund’s fiscal year end was changed from September 30 to December 31.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(g)	The variation in the portfolio turnover rate is due to lower than expected portfolio rebalancing, which was impacted by high levels of equity volatility and a downtrend in the U.S. equity markets.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq BuyWrite Income ETF (FTQI)

	Six Months Ended 6/30/2025 (Unaudited)	Period Ended 12/31/2024 (a)	Year Ended September 30,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$20.79	$20.46	$18.81	$17.99	$21.17	$19.23	$22.30
Income from investment operations:
Net investment income (loss)	0.02 (b)	0.01 (b)	0.07 (b)	0.05 (b)	0.06 (b)	0.34	0.21
Net realized and unrealized gain (loss)	(0.06)	0.93	3.96	3.02	(1.83)	2.26	(2.62)
Total from investment operations	(0.04)	0.94	4.03	3.07	(1.77)	2.60	(2.41)
Distributions paid to shareholders from:
Net investment income	(1.19)	(0.01)	(0.09)	(0.05)	(0.99)	(0.66)	(0.21)
Return of capital	—	(0.60)	(2.29)	(2.20)	(0.42)	—	(0.45)
Total distributions	(1.19)	(0.61)	(2.38)	(2.25)	(1.41)	(0.66)	(0.66)
Net asset value, end of period	$19.56	$20.79	$20.46	$18.81	$17.99	$21.17	$19.23
Total return (c)	(0.07)%	4.65%	22.45%	17.53%	(9.00)%	13.66%	(10.98)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$625,905	$544,827	$453,263	$82,753	$18,888	$9,527	$4,807
Ratio of total expenses to average net assets	0.75% (d) (e)	0.75% (d)	0.76%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	0.23% (d) (e)	0.20% (d)	0.35%	0.24%	0.27%	1.16%	0.96%
Portfolio turnover rate (f)	38%	12%	58%	99%	107% (g)	182%	207%

(a)	For the period October 1, 2024 to December 31, 2024. The Fund’s fiscal year end was changed from September 30 to December 31.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(g)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective May 11, 2022, which resulted in fewer portfolio transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
June 30, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the two funds (each a “Fund” and collectively, the “Funds”) listed below, each a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The shares of each Fund are listed and traded on Nasdaq, Inc. (“Nasdaq”).

First Trust BuyWrite Income ETF – (ticker “FTHI”)
First Trust Nasdaq BuyWrite Income ETF – (ticker “FTQI”)
FTHI and FTQI are actively managed exchange-traded funds. The primary investment objective of FTHI is to provide current income. FTHI’s secondary investment objective is to provide capital appreciation. Under normal market conditions, FTHI pursues its investment objectives by investing primarily in equity securities listed on U.S. exchanges and by utilizing an “option strategy” consisting of writing (selling) U.S. exchange-traded call options on the Standard & Poor’s 500® Index (the “S&P 500®”). The Fund employs an option strategy in which it writes U.S. exchange-traded call options on the S&P 500® in order to seek additional cash flow in the form of premiums on the options that may be distributed to shareholders on a monthly basis. A premium is the income received by an investor who sells or writes an option contract to another party. In exchange for the premiums received in connection with its written U.S. exchange-traded call options on the S&P 500®, FTHI forfeits any upside potential of the S&P 500® above the strike price of the written call options.
The investment objective of FTQI is to provide current income. Under normal market conditions, FTQI pursues its investment objective by investing primarily in equity securities listed on U.S. exchanges and by utilizing a buy-write “option strategy” consisting of writing (selling) U.S. exchange-traded call options on the Nasdaq-100 Index® (the “Nasdaq-100®”). Under normal market conditions, FTQI will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the components of the Nasdaq Composite Index. FTQI employs an option strategy in which it writes U.S. exchange-traded call options on the Nasdaq-100® in order to seek additional cash flow in the form of premiums on the options. A premium is the income received by an investor who sells an option contract to another party. In exchange for the premiums received in connection with its written U.S. exchange-traded call options on the Nasdaq-100®, FTQI forfeits any upside potential of the Nasdaq-100® above the strike price of the written call options. It is expected that FTQI will distribute premiums to shareholders on a monthly basis. The premiums received from the sale of call options are expected to be FTQI’s primary source of income. FTQI does not target a specific income level, but seeks to provide investors with current income primarily from options premiums through writing calls with a notional value of 50-100% of FTQI’s assets.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2025 (Unaudited)
or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Options contracts traded in the over-the-counter market may be valued as follows, depending on the market in which the investment trades: (1) the mean of the most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2025 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of June 30, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Options Contracts
FTHI and FTQI are subject to equity price risk in the normal course of pursuing their investment objectives. FTHI may write (sell) U.S. exchange-traded call options on the S&P 500® and FTQI may write (sell) U.S. exchange-traded call options on the Nasdaq-100®, to hedge against changes in the value of equities. Additionally, these two Funds seek to generate additional income, in the form of premiums received, from writing (selling) the options. FTHI may write (sell) call options or put options and FTQI may write (sell) call options (“options”) on all or a portion of the equity securities held in their respective portfolios and on securities indices in their respective portfolios as determined to be appropriate by the Advisor, consistent with their investment objectives. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in “Options written, at value” on the Statements of Assets and Liabilities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options’ expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.
Options written (sold) by FTHI and FTQI will either be exercised, expire, or be canceled pursuant to a closing transaction. If an index option written (sold) by either of these two Funds is exercised, the Fund would be obligated to deliver cash equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the price of the index is less than the option’s strike price, the index option will likely expire without being exercised. In the case of a stock option, if the price of the underlying equity security exceeds the option’s exercise price, it is likely that the option holder will exercise the option. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option’s

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2025 (Unaudited)
strike price, the option will likely expire without being exercised. The option premium received by each Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. Gain or loss on options is presented separately as “Net realized gain (loss) on written options contracts” on the Statements of Operations.
The index options that FTHI and FTQI write (sell) give the option holder the right, but not the obligation, to receive an amount of cash based on the difference between the closing level of the stock index and the exercise price on or prior to the option’s expiration date. The stock options that FTHI and FTQI write (sell) give the option holder the right, but not the obligation, to purchase securities from each Fund at the strike price on or prior to the option’s expiration date. The ability to successfully implement the writing (selling) of call or put options depends on the ability of the Advisor to predict pertinent market movements, which cannot be assured. As the writer (seller) of a call option, FTHI and FTQI forego, during the option’s life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.
Restricted cash segregated as collateral for options contracts in the amount of $1,165,203 and $774,049 for FTHI and FTQI, respectively, is shown as “Cash segregated as collateral” on the Statements of Assets and Liabilities.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal period ended December 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust BuyWrite Income ETF	$2,351,353	$—	$19,960,935
First Trust Nasdaq BuyWrite Income ETF	288,687	—	14,419,714
The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust BuyWrite Income ETF	$6,887,459	$—	$43,515,988
First Trust Nasdaq BuyWrite Income ETF	1,190,657	—	30,278,448

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2025 (Unaudited)
As of December 31, 2024, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust BuyWrite Income ETF	$—	$(89,605,354)	$194,280,112
First Trust Nasdaq BuyWrite Income ETF	—	(40,292,198)	93,159,867
E. Income Taxes
The Funds changed their tax-year ends from September 30 to December 31. Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable period ended December 31, 2024 and the taxable years ended September 30, 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of June 30, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2024, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust BuyWrite Income ETF	$89,605,354
First Trust Nasdaq BuyWrite Income ETF	40,292,198
During the taxable period ended December 31, 2024, the following Fund utilized capital loss carryforwards in the following amount:

Capital Loss Utilized
First Trust BuyWrite Income ETF	$1,352,519
Certain losses realized during the current fiscal period may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended December 31, 2024, the Funds had no net late year ordinary or capital losses.
As of June 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust BuyWrite Income ETF	$1,115,383,713	$272,130,393	$(17,585,549)	$254,544,844

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2025 (Unaudited)
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Nasdaq BuyWrite Income ETF	$520,510,363	$115,710,331	$(10,829,832)	$104,880,499
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund’s assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, license fees and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.75000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.73125%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.71250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.69375%
Fund net assets greater than $10 billion	0.67500%
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2025 (Unaudited)
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended June 30, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust BuyWrite Income ETF	$395,978,446	$458,880,214
First Trust Nasdaq BuyWrite Income ETF	224,611,781	271,605,198
For the six months ended June 30, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust BuyWrite Income ETF	$435,306,296	$122,291,625
First Trust Nasdaq BuyWrite Income ETF	227,696,151	110,901,056
5. Derivative Transactions
The following table presents the types of derivatives held by each Fund at June 30, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
FTHI
Options contracts	Equity Risk	Options contracts purchased, at value	$—	Options contracts written, at value	$30,647,525
FTQI
Options contracts	Equity Risk	Options contracts purchased, at value	—	Options contracts written, at value	17,958,288
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended June 30, 2025, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	FTHI	FTQI
Equity Risk Exposure
Net realized gain (loss) on written options contracts	$(25,702,631)	$(24,241,332)
Net change in unrealized appreciation (depreciation) on written options contracts	(24,062,212)	(14,861,622)
During the six months ended June 30, 2025, for FTHI, the premiums for written options contracts opened were $70,922,427 and the premiums for written options contracts closed, exercised and expired were $67,101,684.
During the six months ended June 30, 2025, for FTQI, the premiums for written options contracts opened were $47,679,678 and the premiums for written options contracts closed, exercised and expired were $47,195,962.
FTHI and FTQI do not have the right to offset on financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2025 (Unaudited)
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2027.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund VI
June 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended June 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended June 30, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund VI (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust BuyWrite Income ETF (FTHI)
First Trust Nasdaq BuyWrite Income ETF (FTQI)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2026 at a meeting held on June 8–9, 2025. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 22, 2025 and June 8–9, 2025, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 22, 2025, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8–9, 2025 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the

Other Information (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2025 (Unaudited)
Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. The Board noted that each Fund is an actively-managed ETF and noted that the Advisor’s Alternatives Investment Team is responsible for the day-to-day management of the Funds’ investments. The Board considered the background and experience of the members of the Alternatives Investment Team and noted the Board’s prior meetings with members of the Team. The Board considered the Advisor’s statement that it applies the same oversight model internally with its Alternatives Investment Team as it uses for overseeing external sub-advisors, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective(s), policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 22, 2025 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective(s), policies and restrictions.
The Board considered the unitary fee rate schedule payable by each Fund under the Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was equal to the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information comparing each Fund’s performance for periods ended December 31, 2024 to the performance of the funds in its Performance Universe and to that of a benchmark index. With respect to FTQI, the Board noted that during 2022, it approved the Fund’s adoption of an amended investment strategy that involves investing primarily in equity securities listed on U.S. exchanges and utilizing an “option strategy” consisting of writing U.S. exchange-traded call options on the Nasdaq-100 Index, which took effect on May 11, 2022. Based on the information provided, the Board noted that FTHI outperformed its Performance Universe median and underperformed its benchmark index for the one-year period ended December 31, 2024, outperformed its Performance Universe median and benchmark index for the three- and ten-year periods ended December 31, 2024 and underperformed its Performance Universe median and outperformed its benchmark index for the five-year period ended December 31, 2024. The Board noted that FTQI outperformed its Performance Universe median and underperformed its benchmark index for the one-year period ended December 31, 2024, outperformed its Performance Universe median and benchmark index for the three-year period ended December 31, 2024 and underperformed its Performance Universe median and benchmark index for the five- and ten-year periods ended December 31, 2024.
On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.

Other Information (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2025 (Unaudited)
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2024 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.
(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.
(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports on Form N-CSR.
(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable to the Registrant.
(a)(4)	Not applicable to the Registrant.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VI
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 4, 2025
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	September 4, 2025

* Print the name and title of each signing officer under his or her signature.